Summary of Significant Accounting Policies (Concentration of Credit Risk) (Details)	12 Months Ended
Dec. 31, 2018 customer
Concentration Risk [Line Items]
Number of customers (in customers)	1,084
Sales Revenue, Net | Geographic Concentration Risk
Concentration Risk [Line Items]
Concentration risk	10.00%
Sales Revenue, Net | Customer Concentration Risk
Concentration Risk [Line Items]
Number of customers (in customers)	0
Concentration risk	4.30%
Sears Holding Corporation | Sales Revenue, Net | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk	0.80%